UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset California Municipals Fund
Class A [SHRCX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$236,303,004
Total Number of Portfolio Holdings*	107
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7044-STSR-1024

Western Asset California Municipals Fund
Class C [SCACX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$66	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$236,303,004
Total Number of Portfolio Holdings*	107
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7478-STSR-1024

Western Asset California Municipals Fund
Class I [LMCUX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$236,303,004
Total Number of Portfolio Holdings*	107
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7463-STSR-1024

Western Asset California Municipals Fund
Class IS [SHRSX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$27	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$236,303,004
Total Number of Portfolio Holdings*	107
Portfolio Turnover Rate	19%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset California Municipals Fund	PAGE 1	7274-STSR-1024

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
California Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.2%
Education — 10.6%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$513,599
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	610,936
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	6,439,755
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	500,000	504,029
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,971,256
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/42	1,000,000	1,038,877 (a)
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/52	2,000,000	2,043,386 (a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,656,786 (a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,770,195 (a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	1,056,439 (a)
California State University Revenue, Systemwide, Series C	4.000%	11/1/45	2,000,000	2,006,902
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,337,258 (a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,016,533 (a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,144,941
Total Education				25,110,892
Health Care — 7.7%
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A, Refunding	4.000%	4/1/44	2,000,000	1,939,125
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,540,033
See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	$2,000,000	$2,028,375
California State MFA Revenue:
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.625%	1/1/32	1,000,000	999,899 (a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.875%	1/1/42	1,500,000	1,480,017 (a)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	737,024
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	950,044
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A, Refunding	5.000%	11/15/46	500,000	476,134
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/29	1,635,000	1,635,230 (a)
Front Porch Communities & Services, Refunding	5.000%	4/1/47	1,300,000	1,319,464
John Muir Health, Series A, Refunding	5.000%	12/1/49	3,750,000	4,113,548
Total Health Care				18,218,893
Housing — 4.0%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,936,602 (b)
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,024,644
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,535,033
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,022,429
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,021,482
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	2,793,042
Total Housing				9,333,232
Industrial Revenue — 26.8%
California County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	2,000,000	1,868,554
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,750,000	3,797,607 (c)(d)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,374,369 (c)(d)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,900,000	3,082,928 (c)(d)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	6,515,000	6,627,522 (c)(d)
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	$1,500,000	$1,611,960 (c)(d)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,854,104
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,003,035 (e)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,518,385 (a)(e)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	3,012,179
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,673,547
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,863,278
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	7,350,000	7,892,121 (c)(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,057,093 (e)
Southern California Public Power Authority, Natural Gas Revenue, Project No 1, Series A	5.000%	11/1/33	4,805,000	5,111,711
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	2,880,000	2,920,877
Total Industrial Revenue				63,269,270
Leasing — 5.4%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	1,006,350 (f)
San Mateo - Foster City, CA, Public Financing Authority, Street & Flood Control Project	4.000%	5/1/45	1,750,000	1,739,568
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	2,005,000	2,140,528
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,116,430
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	4,100,000	4,327,547
See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Leasing — continued
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	$1,250,000	$1,361,826
Total Leasing				12,692,249
Local General Obligation — 1.1%
Gilroy, CA, USD, GO, Series 2021	4.000%	8/1/44	1,000,000	1,003,095
Local Public Schools Funding Authority, CA, School Improvement District No 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,657,359
Total Local General Obligation				2,660,454
Other — 1.7%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,075,377 (e)
Power — 5.7%
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	5,000,000	5,223,082
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	443,625 *(g)
Series A	5.050%	7/1/42	170,000	71,825 *(g)
Series XX	5.250%	7/1/40	1,750,000	739,375 *(g)
Series ZZ, Refunding	—	7/1/18	400,000	168,000 *(h)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,327,743
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M, Refunding	5.000%	11/15/54	5,000,000	5,584,625
Total Power				13,558,275
Special Tax Obligation — 8.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	413,780
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	964,373
Restructured, Series A-1	4.550%	7/1/40	110,000	110,262
Restructured, Series A-1	4.750%	7/1/53	1,030,000	1,022,275
Restructured, Series A-1	5.000%	7/1/58	420,000	421,857
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,176,900
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.750%	9/1/52	600,000	623,988
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	$750,000	$815,392
Community Facilities District No 2023-1	4.500%	9/1/44	650,000	646,076
Community Facilities District No 2023-1	5.000%	9/1/48	1,650,000	1,689,773
Community Facilities District No 2023-1	5.625%	9/1/53	1,600,000	1,704,689
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	10,571,550
Total Special Tax Obligation				20,160,915
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	17,933
Restructured, Series A-1	5.375%	7/1/25	11,497	11,578
Restructured, Series A-1	5.625%	7/1/27	22,818	23,768
Restructured, Series A-1	5.625%	7/1/29	22,448	24,149
Restructured, Series A-1	5.750%	7/1/31	21,803	24,158
Restructured, Series A-1	4.000%	7/1/33	20,675	20,522
Restructured, Series A-1	4.000%	7/1/35	408,584	403,263
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,198,456
Restructured, Series A-1	4.000%	7/1/41	196,686	186,942
Restructured, Series A-1	4.000%	7/1/46	22,553	20,941
Subseries CW	0.000%	11/1/43	91,410	57,931 (d)
Total State General Obligation				1,989,641
Transportation — 17.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,750,000	2,964,766
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	6,664,754
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	1,000,000	973,268
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,088,677
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,092,683 (e)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	3,300,000	3,516,417 (e)
See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	$5,250,000	$5,483,999 (e)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,900,000	3,140,119 (e)
Series D, Unrefunded	5.000%	5/1/48	3,000,000	3,046,389 (e)
Series E, Refunding	5.000%	5/1/35	4,750,000	5,049,693 (e)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,275,129
Total Transportation				40,295,894
Water & Sewer — 9.7%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,171,637
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,131,380
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	4,650,720
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	3,000,000	3,003,459
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,172,031 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Series C, Refunding	4.000%	11/1/41	1,500,000	1,560,063
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,179,676
Series 2018	5.000%	8/1/48	2,000,000	2,109,933
Total Water & Sewer				22,978,899

Total Municipal Bonds (Cost — $233,740,155)				234,343,991
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trust(i) — 6.8%
Leasing — 6.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $16,015,144)	5.000%	12/1/49	$14,500,000	$16,150,600 (b)

Total Investments before Short-Term Investments (Cost — $249,755,299)				250,494,591
Short-Term Investments — 0.6%
Municipal Bonds — 0.6%
Industrial Revenue — 0.6%
Alameda County, CA, IDA Revenue, JMS Family Partnership Project, Series A, LOC - Wells Fargo Bank N.A. (Cost — $1,330,000)	2.850%	10/1/25	1,330,000	1,330,000 (e)(j)(k)
Total Investments — 106.6% (Cost — $251,085,299)				251,824,591
TOB Floating Rate Notes — (4.1)%				(9,665,000)
Other Liabilities in Excess of Other Assets — (2.5)%				(5,856,587)
Total Net Assets — 100.0%				$236,303,004

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	The coupon payment on this security is currently in default as of August 31, 2024.
(h)	The maturity principal is currently in default as of August 31, 2024.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset California Municipals Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	60	12/24	$8,042,469	$7,916,250	$(126,219)
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2024

Assets:
Investments, at value (Cost — $251,085,299)	$251,824,591
Cash	9,987
Receivable for securities sold	16,015,395
Interest receivable	2,714,826
Receivable for Fund shares sold	315,003
Deposits with brokers for open futures contracts	1,106
Prepaid expenses	29,748
Total Assets	270,910,656
Liabilities:
Payable for securities purchased	24,285,923
TOB Floating Rate Notes (Note 1)	9,665,000
Payable for Fund shares repurchased	340,708
Investment management fee payable	83,421
Payable to brokers — net variation margin on open futures contracts	61,875
Distributions payable	29,196
Service and/or distribution fees payable	26,810
Trustees’ fees payable	1,134
Accrued expenses	113,585
Total Liabilities	34,607,652
Total Net Assets	$236,303,004
Net Assets:
Par value (Note 7)	$167
Paid-in capital in excess of par value	243,975,794
Total distributable earnings (loss)	(7,672,957)
Total Net Assets	$236,303,004
See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
August 31, 2024
Net Assets:
Class A	$197,581,367
Class C	$2,862,455
Class I	$32,359,037
Class IS	$3,500,145
Shares Outstanding:
Class A	13,960,881
Class C	202,843
Class I	2,286,639
Class IS	247,590
Net Asset Value:
Class A (and redemption price)	$14.15
Class C*	$14.11
Class I (and redemption price)	$14.15
Class IS (and redemption price)	$14.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$14.70

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2024

Investment Income:
Interest	$4,514,773
Expenses:
Investment management fee (Note 2)	542,243
Service and/or distribution fees (Notes 2 and 5)	162,663
Transfer agent fees (Notes 2 and 5)	94,977
Fund accounting fees	34,898
Registration fees	32,622
Audit and tax fees	18,344
Legal fees	6,702
Shareholder reports	6,668
Trustees’ fees	3,102
Interest expense	2,339
Insurance	1,118
Commitment fees (Note 8)	1,103
Custody fees	361
Miscellaneous expenses	5,463
Total Expenses	912,603
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,797)
Net Expenses	877,806
Net Investment Income	3,636,967
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(165,443)
Futures contracts	397,314
Net Realized Gain	231,871
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,476,072
Futures contracts	(217,599)
Change in Net Unrealized Appreciation (Depreciation)	1,258,473
Net Gain on Investments and Futures Contracts	1,490,344
Increase in Net Assets From Operations	$5,127,311
See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2024 (unaudited) and the Year Ended February 29, 2024	August 31	February 29
Operations:
Net investment income	$3,636,967	$7,884,507
Net realized gain (loss)	231,871	(2,367,899)
Change in net unrealized appreciation (depreciation)	1,258,473	6,681,524
Increase in Net Assets From Operations	5,127,311	12,198,132
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,614,907)	(7,810,332)
Decrease in Net Assets From Distributions to Shareholders	(3,614,907)	(7,810,332)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,231,460	35,574,520
Reinvestment of distributions	3,450,220	7,460,553
Cost of shares repurchased	(24,891,107)	(93,665,561)
Decrease in Net Assets From Fund Share Transactions	(11,209,427)	(50,630,488)
Decrease in Net Assets	(9,697,023)	(46,242,688)
Net Assets:
Beginning of period	246,000,027	292,242,715
End of period	$236,303,004	$246,000,027
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$14.06	$13.81	$15.20	$15.76	$16.55	$15.58
Income (loss) from operations:
Net investment income	0.21	0.40	0.36	0.36	0.42	0.50
Net realized and unrealized gain (loss)	0.09	0.25	(1.36)	(0.38)	(0.55)	1.05
Total income (loss) from operations	0.30	0.65	(1.00)	(0.02)	(0.13)	1.55
Less distributions from:
Net investment income	(0.21)	(0.40)	(0.36)	(0.35)	(0.41)	(0.49)
Net realized gains	—	—	(0.03)	(0.19)	(0.25)	(0.09)
Total distributions	(0.21)	(0.40)	(0.39)	(0.54)	(0.66)	(0.58)
Net asset value, end of period	$14.15	$14.06	$13.81	$15.20	$15.76	$16.55
Total return[4]	2.22%	4.81%	(6.57)%	(0.19)%	(0.70)%	10.10%
Net assets, end of period (millions)	$198	$204	$241	$290	$318	$346
Ratios to average net assets:
Gross expenses	0.77%[5]	0.75%	0.77%	0.77%	0.77%	0.77%
Net expenses[6]	0.75 [5]	0.74	0.76	0.76	0.77	0.76
Net investment income	3.00 [5]	2.93	2.59	2.25	2.64	3.09
Portfolio turnover rate	19%	4%	21%	17%	16%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$14.02	$13.77	$15.15	$15.72	$16.50	$15.54
Income (loss) from operations:
Net investment income	0.17	0.33	0.29	0.27	0.33	0.42
Net realized and unrealized gain (loss)	0.09	0.25	(1.36)	(0.38)	(0.53)	1.03
Total income (loss) from operations	0.26	0.58	(1.07)	(0.11)	(0.20)	1.45
Less distributions from:
Net investment income	(0.17)	(0.33)	(0.28)	(0.27)	(0.33)	(0.40)
Net realized gains	—	—	(0.03)	(0.19)	(0.25)	(0.09)
Total distributions	(0.17)	(0.33)	(0.31)	(0.46)	(0.58)	(0.49)
Net asset value, end of period	$14.11	$14.02	$13.77	$15.15	$15.72	$16.50
Total return[4]	1.87%	4.26%	(7.02)%	(0.81)%	(1.18)%	9.44%
Net assets, end of period (000s)	$2,862	$3,626	$7,378	$11,708	$17,351	$24,506
Ratios to average net assets:
Gross expenses	1.32%[5]	1.28%	1.31%	1.31%	1.32%	1.33%
Net expenses[6]	1.30 [5]	1.27	1.29	1.31	1.32	1.32
Net investment income	2.45 [5]	2.38	2.04	1.70	2.10	2.60
Portfolio turnover rate	19%	4%	21%	17%	16%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[3]
Net asset value, beginning of period	$14.06	$13.81	$15.20	$15.76	$16.55	$15.58
Income (loss) from operations:
Net investment income	0.23	0.43	0.39	0.38	0.45	0.52
Net realized and unrealized gain (loss)	0.08	0.25	(1.37)	(0.37)	(0.55)	1.06
Total income (loss) from operations	0.31	0.68	(0.98)	0.01	(0.10)	1.58
Less distributions from:
Net investment income	(0.22)	(0.43)	(0.38)	(0.38)	(0.44)	(0.52)
Net realized gains	—	—	(0.03)	(0.19)	(0.25)	(0.09)
Total distributions	(0.22)	(0.43)	(0.41)	(0.57)	(0.69)	(0.61)
Net asset value, end of period	$14.15	$14.06	$13.81	$15.20	$15.76	$16.55
Total return[4]	2.25%	5.01%	(6.41)%	(0.03)%	(0.53)%	10.29%
Net assets, end of period (000s)	$32,359	$34,358	$43,979	$72,278	$55,204	$65,699
Ratios to average net assets:
Gross expenses	0.63%[5]	0.61%	0.63%	0.63%	0.63%	0.61%
Net expenses[6,7]	0.55 [5]	0.55	0.59	0.60	0.60	0.60
Net investment income	3.19 [5]	3.11	2.74	2.41	2.82	3.26
Portfolio turnover rate	19%	4%	21%	17%	16%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to December 1,
2022, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2024[2]	2024[3]	2023	2022	2021	2020[4]
Net asset value, beginning of period	$14.04	$13.79	$15.17	$15.76	$16.55	$16.29
Income (loss) from operations:
Net investment income	0.23	0.45	0.40	0.39	0.47	0.28
Net realized and unrealized gain (loss)	0.09	0.23	(1.36)	(0.39)	(0.53)	0.34
Total income (loss) from operations	0.32	0.68	(0.96)	0.00	(0.06)	0.62
Less distributions from:
Net investment income	(0.22)	(0.43)	(0.39)	(0.40)	(0.48)	(0.27)
Net realized gains	—	—	(0.03)	(0.19)	(0.25)	(0.09)
Total distributions	(0.22)	(0.43)	(0.42)	(0.59)	(0.73)	(0.36)
Net asset value, end of period	$14.14	$14.04	$13.79	$15.17	$15.76	$16.55
Total return[5]	2.34%	5.04%	(6.31)%	(0.07)%	(0.30)%	3.87%
Net assets, end of period (000s)	$3,500	$3,519	$158	$68	$70	$302
Ratios to average net assets:
Gross expenses	0.54%[6]	0.54%	0.59%	0.59%	0.47%	0.90%[6]
Net expenses[7,8]	0.52 [6]	0.52	0.54	0.55	0.47	0.55 [6]
Net investment income	3.23 [6]	3.23	2.84	2.46	3.00	3.07 [6]
Portfolio turnover rate	19%	4%	21%	17%	16%	31%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]	For the period August 9, 2019 (inception date) to February 29, 2020.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.52%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the
Board of Trustees’ consent. Prior to December 1, 2022, the expense limitation was 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	For the year ended February 29, 2020.
See Notes to Financial Statements.

Western Asset California Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset California Municipals Fund 2024 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$234,343,991	—	$234,343,991
Municipal Bonds Deposited in Tender Option Bond Trust	—	16,150,600	—	16,150,600
Total Long-Term Investments	—	250,494,591	—	250,494,591
Short-Term Investments†	—	1,330,000	—	1,330,000
Total Investments	—	$251,824,591	—	$251,824,591
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$126,219	—	—	$126,219

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the
Western Asset California Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended August 31, 2024, based on the number of days during the reporting period that the Fund had TOB floating rate notes outstanding, the average daily amount of floating rate notes outstanding was $9,665,000.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

Western Asset California Municipals Fund 2024 Semi-Annual Report

contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of August 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
Western Asset California Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset California Municipals Fund 2024 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. “Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.55% and 0.52%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of the total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended August 31, 2024, fees waived and/or expenses reimbursed amounted to $34,797.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at August 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires February 28, 2025	$37,037	$1,243	$18,763	$34
Expires February 28, 2026	36,747	971	22,598	213
Expires February 28, 2027	21,638	358	12,405	396
Total fee waivers/expense reimbursements subject to recapture	$95,422	$2,572	$53,766	$643
For the six months ended August 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of
Western Asset California Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $623 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended August 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$2,696
CDSCs	335
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2024, such purchase and sale transactions (excluding accrued interest) were $19,060,000 and $21,950,000, respectively.
3. Investments
During the six months ended August 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$55,984,863
Sales	44,512,371

Western Asset California Municipals Fund 2024 Semi-Annual Report

At August 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$240,389,040	$7,242,028	$(5,471,477)	$1,770,551
Futures contracts	—	—	(126,219)	(126,219)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2024.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$126,219

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$397,314

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(217,599)
Western Asset California Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended August 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$7,578,214
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended August 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$150,973	$79,862
Class C	11,690	1,261
Class I	—	13,843
Class IS	—	11
Total	$162,663	$94,977
For the six months ended August 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$21,638
Class C	358
Class I	12,405
Class IS	396
Total	$34,797
6. Distributions to shareholders by class

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Net Investment Income:
Class A	$2,996,412	$6,360,747
Class C	40,410	136,062
Class I	520,621	1,277,934
Class IS	57,464	35,589
Total	$3,614,907	$7,810,332
7. Shares of beneficial interest
At August 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple

Western Asset California Municipals Fund 2024 Semi-Annual Report

classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2024		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	581,339	$8,171,170	1,235,794	$17,052,283
Shares issued on reinvestment	205,207	2,875,811	443,312	6,124,731
Shares repurchased	(1,371,587)	(19,227,331)	(4,569,880)	(63,154,647)
Net decrease	(585,041)	$(8,180,350)	(2,890,774)	$(39,977,633)
Class C
Shares sold	8,442	$117,990	19,151	$262,181
Shares issued on reinvestment	2,814	39,303	9,501	130,879
Shares repurchased	(67,055)	(940,175)	(305,981)	(4,217,418)
Net decrease	(55,799)	$(782,882)	(277,329)	$(3,824,358)
Class I
Shares sold	124,897	$1,754,300	1,084,455	$14,883,749
Shares issued on reinvestment	34,086	477,642	84,703	1,169,560
Shares repurchased	(316,377)	(4,435,993)	(1,910,748)	(26,116,323)
Net decrease	(157,394)	$(2,204,051)	(741,590)	$(10,063,014)
Class IS
Shares sold	13,342	$188,000	249,672	$3,376,307
Shares issued on reinvestment	4,105	57,464	2,526	35,383
Shares repurchased	(20,443)	(287,608)	(13,088)	(177,173)
Net increase (decrease)	(2,996)	$(42,144)	239,110	$3,234,517
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of
Western Asset California Municipals Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2024.
9. Deferred capital losses
As of February 29, 2024, the Fund had deferred capital losses of $9,880,331, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset California Municipals Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset California Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain

Western Asset California Municipals Fund

capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional California municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-year period ended December 31, 2023 was approximately equal to the median and that the Fund’s performance for the 1-, 5- and 10-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, 5- and 10- year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The
Western Asset California Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional California municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Fund’s Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board noted that the expense caps were lowered for two share classes, effective December 1, 2022, and considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and the Fund’s Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the

Western Asset California Municipals Fund

services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset California Municipals Fund

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Western Asset
California Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset California Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset California Municipals Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset California Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90014-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2024